Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt
Schedule of debt

	December 31,
($ thousands)	2015	2014

6.250% Senior Secured Notes due 2022	1,468,875	—
6.500% Senior Secured Notes due 2025	1,084,249	—
4.750% Senior Secured Notes due 2023	912,418	—
4.125% Senior Secured Notes due 2020	752,212	—
5.625% Senior Secured Notes due 2020	592,245	—

Senior Secured Notes	4,809,999	—

6.625% Senior Secured Notes due 2018	533,915	590,557
4.750% Senior Secured Notes due 2020	520,649	575,270

Legacy GTECH Notes	1,054,564	1,165,827

7.500% Senior Secured Notes due 2019	530,009	—
5.500% Senior Secured Notes due 2020	126,833	—
5.350% Senior Secured Notes due 2023	61,303	—

Legacy IGT Notes	718,145	—

Term Loan Facilities due 2019	866,785	—
Revolving Credit Facilities	834,968	876,505
Capital Securities due 2066	49,472	54,975
Other	80	1,764

Long-term debt, less current portion	8,334,013	2,099,071

Current portion of long-term debt	160	849,600
Short-term borrowings	—	10,800

Total Debt	8,334,173	2,959,471

Reconciliation of principal balances of debt obligations to the balance sheet

	December 31, 2015
		Debt issuance	Premium
($ thousands)	Principal	cost, net	(Discount)	Swap	Total

6.250% Senior Secured Notes due 2022	1,500,000	(20,610)	—	(10,515)	1,468,875
6.500% Senior Secured Notes due 2025	1,100,000	(15,751)	—	—	1,084,249
4.750% Senior Secured Notes due 2023	925,395	(12,977)	—	—	912,418
4.125% Senior Secured Notes due 2020	762,090	(9,878)	—	—	752,212
5.625% Senior Secured Notes due 2020	600,000	(7,755)	—	—	592,245

Senior Secured Notes	4,887,485	(66,971)	—	(10,515)	4,809,999

6.625% Senior Secured Notes due 2018	544,350	(10,435)	—	—	533,915
4.750% Senior Secured Notes due 2020	544,350	(23,701)	—	—	520,649

Legacy GTECH Notes	1,088,700	(34,136)	—	—	1,054,564

7.500% Senior Secured Notes due 2019	500,000	—	28,345	1,664	530,009
5.500% Senior Secured Notes due 2020	124,143	—	3,034	(344)	126,833
5.350% Senior Secured Notes due 2023	60,567	—	736	—	61,303

Legacy IGT Notes	684,710	—	32,115	1,320	718,145

Term Loan Facilities due 2019	870,960	(4,175)	—	—	866,785
Revolving Credit Facilities due 2019	855,480	(20,512)	—	—	834,968
Capital Securities due 2066	49,530	(58)	—	—	49,472
Other	240	—	—	—	240

Total Debt	8,437,105	(125,852)	32,115	(9,195)	8,334,173

	December 31, 2014
		Debt	Premium
($ thousands)	Principal	issuance cost	(Discount)	Swap	Total

6.625% Senior Secured Notes due 2018	607,050	(16,493)	—	—	590,557
4.750% Senior Secured Notes due 2020	607,050	(31,780)	—	—	575,270

Legacy GTECH Notes	1,214,100	(48,273)	—	—	1,165,827

Revolving Credit Facilities due 2015	897,115	(22,490)	—	—	874,625
Capital Securities due 2066	910,575	(4,299)	—	—	906,276
Short-term borrowings	10,800	—	—	—	10,800
Other	1,943	—	—	—	1,943

Total Debt	3,034,533	(75,062)	—	—	2,959,471

Summary of unused available liquidity
	December 31,
($ thousands)	2015	2014

Revolving Credit Facilities	2,087,655	1,534,870
Term Loan Facilities	—	—

Total Liquidity	2,087,655	1,534,870

Summary of payments due under significant contractual commitments

	Payments by calendar year
($ thousands)						2021 and
Description	2016	2017	2018	2019	2020	thereafter	Total

6.250% Senior Secured Notes due 2022	—	—	—	—	—	1,500,000	1,500,000
6.500% Senior Secured Notes due 2025	—	—	—	—	—	1,100,000	1,100,000
4.750% Senior Secured Notes due 2023	—	—	—	—	—	925,395	925,395
4.125% Senior Secured Notes due 2020	—	—	—	—	762,090	—	762,090
5.625% Senior Secured Notes due 2020	—	—	—	—	600,000	—	600,000

Senior Secured Notes	—	—	—	—	1,362,090	3,525,395	4,887,485

6.625% Senior Secured Notes due 2018	—	—	544,350	—	—	—	544,350
4.750% Senior Secured Notes due 2020	—	—	—	—	544,350	—	544,350

Legacy GTECH Notes	—	—	544,350	—	544,350	—	1,088,700

7.500% Senior Secured Notes due 2019	—	—	—	500,000	—	—	500,000
5.500% Senior Secured Notes due 2020	—	—	—	—	124,143	—	124,143
5.350% Senior Secured Notes due 2023	—	—	—	—	—	60,567	60,567

Legacy IGT Notes	—	—	—	500,000	124,143	60,567	684,710

Term Loan Facilities due 2019	—	—	—	870,960	—	—	870,960
Revolving Credit Facilities due 2019	—	—	—	855,480	—	—	855,480
Capital Securities due 2066 (1)	—	—	—	—	—	49,530	49,530
Other	160	80	—	—	—	—	240

Total Debt (2)	160	80	544,350	2,226,440	2,030,583	3,635,492	8,437,105

(1)	The Company redeemed the Capital Securities at par on March 31, 2016.

(2)

Amounts presented relate to the principal amount of long-term debt and exclude the related interest expense that will be paid when due, fair value adjustments, discounts, premiums and loan origination fees. See the table above for a reconciliation of the amounts presented to the amounts on the consolidated balance sheet.

Schedule of senior secured notes

The original principal amounts of and the proceeds received by IGT PLC from the issuance of the Senior Secured Notes were as follows (in thousands):

Senior Secured Notes	Original Principal Amount	Proceeds (in U.S. Dollars)	Effective Interest Rate
6.250% Senior Secured Notes due 2022	$1,500,000	1,500,000	6.52%
6.500% Senior Secured Notes due 2025	$1,100,000	1,100,000	6.71%
4.750% Senior Secured Notes due 2023	€850,000	919,190	4.98%
4.125% Senior Secured Notes due 2020	€700,000	756,980	4.47%
5.625% Senior Secured Notes due 2020	$600,000	600,000	5.98%

Total proceeds		4,876,170

Schedule of revolving credit facilities

Maximum
Borrowing
Available	Facility	Borrower
$1,800,000	Revolving Credit Facility A	IGT PLC, IGT and IGT Global Solutions Corporation

€1,050,000	Revolving Credit Facility B	IGT PLC and Lottomatica Holding S.r.l.

Summary of letters of credit outstanding and weighted average annual cost of letters of credit

	Letters of Credit Outstanding
	Not under the	Under the
	Revolving Credit	Revolving Credit		Weighted Average
($ thousands)	Facilities	Facilities	Total	Annual Cost
December 31, 2015	711,365	—	711,365	0.97%
December 31, 2014	796,397	—	796,397	0.94%

Components of interest expense

	For the year ended December 31,
($ thousands)	2015	2014	2013

Senior Secured Notes	(248,407)	—	—
Revolving Credit Facilities	(47,789)	(14,954)	(15,121)
6.625% Senior Secured Notes due 2018	(40,481)	(36,961)	(36,861)
4.750% Senior Secured Notes due 2020	(29,941)	(24,842)	(24,633)
Bridge Facility	(23,717)	(47,577)	—
7.500% Senior Secured Notes due 2019	(18,651)	—	—
Term Loan Facilities due 2019	(15,537)	—	—
Capital Securities due 2066	(8,550)	(85,250)	(85,881)
5.350% Senior Secured Notes due 2023	(4,753)	—	—
5.500% Senior Secured Notes due 2020	(3,359)	—	—
5.375% Senior Secured Notes due 2016	—	(45,864)	(49,770)
Other	(16,799)	(6,772)	(4,862)

	(457,984)	(262,220)	(217,128)